FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 6,562,255	$ 3,200,312
Financial liabilities		6,177,537	5,016,836
Trade receivables		2,036,595	1,234,561
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	2,119,350	39,465
Financial liabilities	[2]	$ 3,607,665	3,068,819
Decrease in variable rate basis		100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Interest Rate Risk [abstract]
Percentage of outstanding financial indebtedness bearing fixed interest rate		100.00%
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	$ 2,097,766	0
Financial liabilities	[2]	3,607,665	3,068,819
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	21,584	39,465
Financial liabilities	[2]	0	0
Trade receivables		$ 21,584	$ 36,484
Interest Rate Risk [Member] | CER [Member]
Financial Assets and Financial Liabilities [Abstract]
Spread on variable interest rate		8.00%	8.00%

[1]	Includes mutual funds, LEBACs and bank accounts. T rade receivables do not bear interests, except for Ps. 21,584 and Ps. 36,484 which bears CER plus a spread of 8% as of December 31, 2017 and 2016, respectively.
[2]	Includes loans, excluding issuance expenses.